Investment properties (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation	₩ (297,923)	₩ (438,768)	₩ (222,576)
Cost of Revenues [Member]
IfrsStatementLineItems [Line Items]
Depreciation	₩ 297,923	₩ 438,768	₩ 222,576